Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Line Items]
Liabilities arising from contracts with customers	$ 612	$ 259
Refund Liabilities [Member]
Trade And Other Payables [Line Items]
Liabilities arising from contracts with customers	$ 9,832	$ 7,515